Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2025	Jun. 26, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table
In accordance with the rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act, we are providing the following information regarding the relationship between the “Compensation Actually Paid” to our current and former CEOs (also referred to as our “PEOs”) and our other named executive officers (together, our “NEOs”) and certain financial performance measures for the Company. This information includes compensation information for our PEOs and our NEOs, as well as information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, our net income and our product revenues, net for the fiscal years listed below. For purposes of this section, “peer group” is defined as the Nasdaq Biotechnology Index (“NBI”), as further detailed in footnote 7 below.

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO 1 ($)(1)	Summary Compensation Table Total for PEO 2 ($)(1)	Compensation Actually Paid to PEO 1 ($)(2)(3)	Compensation Actually Paid to PEO 2 ($)(2)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(2)(5)	Total Shareholder Return ($)(6)	Peer Group Total Shareholder Return ($)(7)	Net Income ($ M)	Total Product Revenues ($ M)(8)
2025	6,380,525	32,085,952	23,378,463	54,707,801	6,332,566	9,654,529	113.55	119.92	1,286.7	4,354.3
2024	17,459,546	—	25,233,510	—	5,906,668	8,882,222	79.41	90.58	32.6	3,618.9
2023	16,659,526	—	7,842,731	—	7,843,705	6,405,428	72.19	91.84	597.6	3,165.2
2022	16,669,368	—	15,972,264	—	5,750,911	5,496,116	92.34	88.53	340.7	2,746.9
2021	14,444,265	—	6,228,229	—	5,217,889	1,847,797	84.39	99.37	948.6	2,322.0

Company Selected Measure Name			total product revenues
Named Executive Officers, Footnote			The dollar amounts reported are the amounts reported in the “Total” column of the Summary Compensation Table for fiscal years 2021–2025 for Hervé Hoppenot, our former President and CEO until his retirement in June 2025, and William J. Meury, our current CEO. Mr. Hoppenot served as the CEO for each of the full fiscal years 2021–2024, and Mr. Hoppenot and Mr. Meury both served as CEO in fiscal year 2025.
Peer Group Issuers, Footnote			The peer group used for calculating Peer Group Total Shareholder Return is the NBI, which is used for determining performance of the relative total shareholder return component for the performance shares awards to the NEOs.
Adjustment To PEO Compensation, Footnote	The following table sets forth the adjustments made to the information provided in the Summary Compensation Table to arrive at the CAP for our PEOs for each of the years presented:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	CAP of Equity Vesting During FY ($)	CAP of Unvested Equity at FYE Granted Prior to the Current FY ($)	CAP of Unvested Equity at FYE Granted During the Current FY ($)	Compensation Actually Paid to PEO ($)
2025 (PEO 2 - Meury)	32,085,952	(30,083,655)	0	0	52,705,504	54,707,801
2025 (PEO 1 - Hoppenot)	6,380,525	(3,666,009)	352,659	17,483,425	2,827,863	23,378,463
2024	17,459,546	(13,858,712)	304,971	3,302,113	18,025,592	25,233,510
2023	16,659,526	(13,759,707)	(2,202,340)	(1,080,176)	8,225,428	7,842,731
2022	16,669,368	(13,783,149)	1,005,994	2,981,288	9,098,763	15,972,264
2021	14,444,265	(12,088,636)	(606,066)	(1,960,844)	6,439,510	6,228,229

Non-PEO NEO Average Total Compensation Amount			$ 6,332,566	$ 5,906,668	$ 7,843,705	$ 5,750,911	$ 5,217,889
Non-PEO NEO Average Compensation Actually Paid Amount			$ 9,654,529	8,882,222	6,405,428	5,496,116	1,847,797
Adjustment to Non-PEO NEO Compensation Footnote	The following table sets forth the adjustments made to the information provided in the Summary Compensation Table to arrive at the Average Compensation Actually Paid for our non-PEO Named Executive Officers for each of the years presented:

Year	Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Reported Value of Equity Awards ($)	CAP of Equity Vesting During FY ($)	CAP of Unvested Equity at FYE Granted Prior to the Current FY ($)	CAP of Unvested Equity at FYE Granted During the Current FY ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2025	6,332,566	(4,914,496)	(1,322,680)	3,371,733	6,187,406	9,654,529
2024	5,906,668	(4,361,467)	128,814	1,514,304	5,693,903	8,882,222
2023	7,843,705	(6,458,845)	(291,967)	203,007	5,109,528	6,405,428
2022	5,750,911	(4,652,030)	182,351	644,655	3,570,229	5,496,116
2021	5,217,889	(4,302,448)	(213,819)	(837,071)	1,983,246	1,847,797

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Versus Total Shareholder Return 2021-2025
CEO AND AVERAGE NEO CAP VS. TSR
TSR is based on the NBI, which is the peer group used for the relative TSR component of the Performance Shares awarded to our CEOs and other NEOs. It is also the peer group used in the Stock Price Performance Graph furnished with our Annual Report that is delivered to our shareholders together with this Proxy Statement in connection with our Annual Meeting. CAP is highly correlated with TSR, given that the values of the components of our executive equity compensation (stock options, RSUs and a portion of our performance share goals), depend on our stock price performance.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid Versus Net Income 2021-2025
CEO AND AVERAGE NEO CAP VS. COMPANY'S NET INCOME
			Incyte does not currently utilize U.S. generally accepted accounting principles net income (loss) as a metric in its incentive programs, given that it may include certain one-time/non-recurring items that could make it not reflective of the underlying performance of our business.
Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid Versus Total Product Revenues, 2021-2025
CEO AND AVERAGE NEO CAP VS. COMPANY'S TOTAL PRODUCT REVENUES
As previously discussed, our CEOs’ and other NEOs’ CAP is highly dependent on the absolute and relative stock price performance due to the significant portion of our compensation program linked to equity incentives. In addition, other metrics such as total product revenues (which account for a significant portion (40%) of the performance goals for our performance share (PSU) component of our executive officers’ equity compensation in 2021, 2022 and 2023), pipeline progression and regulatory approvals, are also important performance measures that we use to link our performance to compensation actually paid to our executive officers.

Tabular List, Table
Financial Performance Measures
The following table lists the most important performance measures that we used to link our performance to compensation actually paid to our named executive officers for the most recently completed fiscal year:

Most Important Performance Measures
Total product revenues
Pipeline development and progression
Total shareholder return (TSR)
Total product revenues and TSR (relative total shareholder returns compared to the NBI) are the financial metrics that comprise the performance-based vesting for our performance shares as described on pages 35 to 36.

Total Shareholder Return Amount							84.39	$ 92.34	$ 72.19	$ 79.41	$ 113.55
Peer Group Total Shareholder Return Amount							99.37	$ 88.53	$ 91.84	$ 90.58	$ 119.92
Net Income (Loss)			$ 1,286,700,000	$ 32,600,000	$ 597,600,000	$ 340,700,000	$ 948,600,000
Company Selected Measure Amount			4,354,300,000	3,618,900,000	3,165,200,000	2,746,900,000	2,322,000,000
PEO Name	Mr. Meury	Mr. Hoppenot		Mr. Hoppenot	Mr. Hoppenot	Mr. Hoppenot	Mr. Hoppenot
Measure:: 1
Pay vs Performance Disclosure
Name			Total product revenues
Non-GAAP Measure Description			Represents total product revenues, net, as disclosed in the Consolidated Statements of Operations in our Annual Reports on Form 10-K for the years ended December 31, 2025, 2024, 2023, 2022 and 2021.
Measure:: 2
Pay vs Performance Disclosure
Name			Pipeline development and progression
Measure:: 3
Pay vs Performance Disclosure
Name			Total shareholder return (TSR)
Mr. Hoppenot [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,380,525	$ 17,459,546	$ 16,659,526	$ 16,669,368	$ 14,444,265
PEO Actually Paid Compensation Amount			23,378,463	25,233,510	7,842,731	15,972,264	6,228,229
Mr. Meury [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			32,085,952	0	0	0	0
PEO Actually Paid Compensation Amount			54,707,801	0	0	0	0
PEO | Mr. Hoppenot [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,666,009)	(13,858,712)	(13,759,707)	(13,783,149)	(12,088,636)
PEO | Mr. Hoppenot [Member] | CAP of Equity Vesting During FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			352,659	304,971	(2,202,340)	1,005,994	(606,066)
PEO | Mr. Hoppenot [Member] | CAP of Unvested Equity at FYE Granted Prior to the Current FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,483,425	3,302,113	(1,080,176)	2,981,288	(1,960,844)
PEO | Mr. Hoppenot [Member] | CAP of Unvested Equity at FYE Granted During the Current FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,827,863	18,025,592	8,225,428	9,098,763	6,439,510
PEO | Mr. Meury [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(30,083,655)
PEO | Mr. Meury [Member] | CAP of Equity Vesting During FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Meury [Member] | CAP of Unvested Equity at FYE Granted Prior to the Current FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Meury [Member] | CAP of Unvested Equity at FYE Granted During the Current FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			52,705,504
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,914,496)	(4,361,467)	(6,458,845)	(4,652,030)	(4,302,448)
Non-PEO NEO | CAP of Equity Vesting During FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,322,680)	128,814	(291,967)	182,351	(213,819)
Non-PEO NEO | CAP of Unvested Equity at FYE Granted Prior to the Current FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,371,733	1,514,304	203,007	644,655	(837,071)
Non-PEO NEO | CAP of Unvested Equity at FYE Granted During the Current FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 6,187,406	$ 5,693,903	$ 5,109,528	$ 3,570,229	$ 1,983,246